Prepayments, receivables and other assets (Details) ¥ in Millions, $ in Millions	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Current:
Accounts receivable, net of allowance	¥ 32,134		¥ 32,813
Inventories	28,547		30,087
VAT receivables, net of allowance	17,497		23,779
Prepaid cost of revenue, sales and marketing and other expenses	16,794		17,902
Advances to/receivables from customers, merchants and others	14,499		11,205
Amounts due from related companies	9,042		12,188
Interest receivables	5,471		2,449
Deferred direct selling costs and cost of revenue	4,771		3,915
Others	8,317		11,657
Total Current	137,072	$ 19,960	145,995
Non-current:
Operating lease right-of-use assets	¥ 77,428		¥ 78,053
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total Non-current	Total Non-current	Total Non-current
Deferred tax assets (Note 7)	¥ 15,494		¥ 14,475
Film costs and prepayment for licensed copyrights and others	8,905		12,425
Prepayment for acquisition of property and equipment	3,976		3,592
Others	5,123		4,602
Total Non-current	110,926	$ 16,152	113,147
Dividends receivable	10,519		3,945
Ant Group
Non-current:
Dividends receivable	¥ 0		¥ 3,945